INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES
Schedule of inventories, net

	As of December 31,
	2020	2021
	RMB	RMB	US$

Raw materials	121,600	378,520	59,398
Packaging and other supplies	132,593	191,188	30,002
Pre-made food and beverage items	21,375	23,632	3,708
	275,568	593,340	93,108